Long-term Debt - Additional Information (Details) $ in Thousands, $ in Millions									12 Months Ended
	Sep. 02, 2022 USD ($)	Mar. 23, 2022 USD ($)	Dec. 18, 2021 CAD ($)	Aug. 16, 2021 USD ($)	Aug. 16, 2021 CAD ($)	Jul. 14, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jan. 13, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 1,315,757		$ 1,608,094	[1]			$ 872,544
Proceeds from borrowings, classified as financing activities									334,164		661,039
Credit facility, basis points	1.13%
Rolling stock carrying value									126,400		$ 144,500
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of current borrowings			$ 200.0
Unsecured Term Loan | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate											1.90%
Unsecured Term Loan | June 2022 | Second Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings			$ 410.0
Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability									$ 185,800
Unsecured Revolving Credit Facility | Top of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points	1.75%
Unsecured Revolving Credit Facility | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability														$ 245.0
Debt instrument interest rate									4.49%		1.70%			4.49%
Unsecured Revolving Credit Facility | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability									$ 5,000
Debt instrument interest rate									4.30%		1.35%			4.30%
New Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Term loan credit facility										$ 929.6			$ 997.1
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument effective rate									3.32%	3.32%	3.57%		3.57%
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									3.32%		3.32%			3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									4.22%		4.22%			4.22%
Unsecured Debenture | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 147,233		$ 157,743
Year of maturity									2024	2024
Unsecured Debenture | Canada, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									3.32%					3.32%
Unsecured Debenture | Canada, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									4.22%					4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees		$ 300						$ 1,400
Proceeds from borrowings, classified as financing activities		200,000				$ 30,000	$ 100,000	$ 500,000
Percentage of principal amount						100.00%	100.00%	100.00%	100.00%					100.00%
Unsecured Senior Notes | Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities		$ 100,000
Year of maturity		March 23, 2032
Unsecured Senior Notes | Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities		$ 100,000
Year of maturity		March 23, 2037
Unsecured Senior Notes | Tranche Three [Member] | Amendment and restatement of the debt agreement [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees		$ 100
Proceeds from borrowings, classified as financing activities		$ 100,000
Debt instrument interest rate		3.55%
Year of maturity		April 2, 2034
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate		3.50%				2.89%	2.87%	3.15%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate		3.80%				3.37%	3.34%	3.50%
Unsecured Senior Notes | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 179,013		$ 179,658
Unsecured Senior Notes | United States of America, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									2.89%					2.89%
Year of maturity									2026	2026
Unsecured Senior Notes | United States of America, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate									3.85%					3.85%
Year of maturity									2033	2033
Unsecured Revolving Credit Facility And Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees	$ 800
Debt instrument interest rate				1.25%	1.25%
Increase in indebtedness				$ 50,000	$ 10.0
Unsecured Revolving Credit Facility And Term Loan | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points				1.13%	1.13%
Unsecured Revolving Credit Facility And Term Loan | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points				1.75%	1.75%

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))